December 27, 1995



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:           Pioneer Intermediate Tax-Free Fund (the "Fund")
              File Nos. 33-7592 and 811-4768
              CIK No. 0000798172

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifies that the forms of Prospectus and Statement of Additional Information that would have been required to be filed under paragraph (c) of Rule 497 do not differ from that contained in the Post-Effective Amendment, dated December 20, 1995 and that the text of the Post -Effective Amendment has been filed electronically, Accession No. 0000798172-95-000015.

     If you have any questions concerning the foregoing or the attachments, please call the undersigned or Elizabeth Watson collect at (617) 742-7825.

                                                 Very truly yours,



                                                 /s/Eunice R. Simmons
                                                 Eunice R. Simmons
                                                 EDGAR Compliance Associate


cc:           Ms. Elizabeth Watson
              Mses. Rajotte/Alves
              Joseph P. Barri, Esq.
              Ms. Susan McWhan Tobin